(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Basic and Diluted (Loss) Earnings Per Share

Basic and diluted (loss) earnings per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Numerator:
Net (loss) profit from continuing operations	(234,715)	45,939	57,656	9,252
Less: net profit attributable to non-controlling interest	(7,722)	(27,495)	(1,332)	(214)

Net (loss) profit from continuing operations attributable to ordinary shareholders	(242,437)	18,444	56,324	9,038
Loss from discontinued operations	(12,952)	—	—	—

Net (loss) profit attributable to ordinary shareholders	(255,389)	18,444	56,324	9,038

Denominator:
Weighted-average number of shares outstanding—basic	71,526,320	259,595,677	342,533,167	342,533,167
Weighted-average number of stock options and RSUs granted in connection with the stock option plan	—	57,211,984	14,251,042	14,251,042
Dilutive effect of preferred shares	110,966,180	—	—	—

Weighted-average number of shares outstanding—diluted	182,492,500	316,807,661	356,784,209	356,784,209

(Loss) earnings per share—Basic:
Net (loss) profit from continuing operations	(3.39)	0.07	0.16	0.03
Loss from discontinued operations	(0.18)	—	—	—

	(3.57)	0.07	0.16	0.03

(Loss) earnings per share—Diluted:
Net (loss) profit from continuing Operations	(3.39)	0.06	0.16	0.03
Loss from discontinued operations	(0.18)	—	—	—

	(3.57)	0.06	0.16	0.03